UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2008
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SCS Capital Management, LLC

Address:   1 Winthrop Square
           Boston, MA 02110


Form 13F File Number: 028-14545


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph McCuine
Title:  Chief Operating Officer
Phone:  (617) 204-6400

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph McCuine                 Boston, MA                         8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $      199,443
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ISHARES INC              MSCI JAPAN     464286848    3,971  321,000 SH       SOLE                321,000      0    0
ISHARES INC              MSCI PAC J IDX 464286665    1,813   13,370 SH       SOLE                 13,370      0    0
ISHARES TR               MSCI EAFE IDX  464287465   16,580  233,729 SH       SOLE                233,729      0    0
ISHARES TR               MSCI GRW IDX   464288885   10,082  142,762 SH       SOLE                142,762      0    0
ISHARES TR               RUSSELL 3000   464287689   53,179  697,795 SH       SOLE                697,795      0    0
ISHARES TR               RUSSELL MCP GR 464287481    6,127   60,485 SH       SOLE                 60,485      0    0
ISHARES TR               RUSSELL1000GRW 464287614   16,735  307,397 SH       SOLE                307,397      0    0
ISHARES TR               RUSSELL1000VAL 464287598    9,600  131,260 SH       SOLE                131,260      0    0
ISHARES TR               S&P EURO PLUS  464287861    7,900   75,235 SH       SOLE                 75,235      0    0
SPDR TR                  UNIT SER 1     78462F103   73,456  573,965 SH       SOLE                573,965      0    0


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